Note 9 - Revenue From Government Contract	12 Months Ended
Dec. 31, 2025
Notes to Financial Statements
Government Grants and Contracts [Text Block]

9.         Revenue from Government Contract

In June 2024, GeoVax was awarded a contract through the Rapid Response Partnership Vehicle (RRPV) to advance the clinical development of GEO-CM04S1, the Company’s next-generation COVID-19 vaccine. The RRPV is a consortium funded by the Biomedical Advanced Research and Development Authority (BARDA), part of the Administration for Strategic Preparedness and Response (ASPR) in the U.S. Department of Health and Human Services (HHS). The award was formalized through an agreement with Advanced Technology International (ATI), the RRPV’s consortium management firm (the “ATI-RRPV Contract”). On April 11, 2025, we received notification from ATI directing the Company to immediately cease all work and indicating that BARDA determined to terminate the contract for convenience to the government pursuant to terms contained in the ATI-RRPV Contract.

During the years ended December 31, 2025 and 2024, we recognized revenue of $2,489,145 and $3,954,546, respectively, associated with the ATI-RRPV Contract. We recorded revenue associated with this contract as the reimbursable costs were incurred.